CONSOLIDATED CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (UNAUDITED) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2011	$ 219,450	$ 56,606,629	$ (52,753,926)	$ 4,072,153
Balance (in shares) at Dec. 31, 2011	219,450,447
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(684,268)	(684,268)
Stock-based compensation		41,417		41,417
Balance at Jun. 30, 2012	$ 219,450	$ 56,648,046	$ (53,438,194)	$ 3,429,302
Balance (in shares) at Jun. 30, 2012	219,450,447